Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Lease	Dec. 31, 2019 CNY (¥) Lease	Dec. 31, 2018 CNY (¥)
Lessee Lease Description [Line Items]
Number of operating leases | Lease	40	61
Weighted average remaining lease term	3 years 4 months 24 days	1 year 8 months 1 day
Weighted average discount rate	6.60%	5.88%
Operating lease, rental expense	¥ 29,111,428	¥ 13,903,991
Variable cost	0	0
Sublease income	0	0
Short term lease expense	¥ 6,112,893	¥ 2,125,616
Rental expense for operating leases			¥ 2,717,234
Minimum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract	1 month	2 months
Maximum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract	61 months	39 months